Royalties, and Mining and income tax (Tables)	12 Months Ended
Dec. 31, 2020
Mining and income tax
Schedule of royalty tax expense

Figures in million - SA rand	2020	2019	2018
Current charge	(1,767.8)	(431.0)	(255.5)
SA gold royalties	(142.3)	(73.7)	(93.5)
SA PGM royalties	(1,625.5)	(357.3)	(162.0)
Prior year royalty tax refund	2.8	-	42.9
Total royalties	(1,765.0)	(431.0)	(212.6)

Schedule of mining and income tax expense
Figures in million - SA rand	Note	2020	2019	2018
Current tax		(5,374.3)	(1,848.7)	(95.3)
Mining tax		(4,442.1)	(1,363.9)	(36.8)
Non-mining tax		68.0	3.1	(57.6)
Company and capital gains tax		(1,000.2)	(487.9)	(0.9)
Deferred tax	11.3	516.1	3,581.7	(988.5)
Deferred tax charge		570.1	2,030.7	306.7
Deferred tax rate adjustment[1]		(54.0)	1,551.0	(1,295.2)

Total mining and income tax		(4,858.2)	1,733.0	(1,083.8)

[1] The deferred tax rate adjustment in South Africa and the US was:

Figures in million - SA rand	2020	2019	2018
South Africa	(54.0)	(23.1)	249.5
United States	-	1,574.1	(1,544.7)
Deferred tax rate adjustment	(54.0)	1,551.0	(1,295.2)

The change in the estimated long term deferred tax rate, as a result of applying the mining tax formula at the SA gold operations, at which the temporary differences will reverse amounted to a deferred tax charge of R54.0 million for the year ended 31 December 2020 (2019: charge of R23.1 million and 2018: benefit of R249.5 million)

During year ended 31 December 2018, the New Jersey Governor signed a number of bills that implement numerous tax changes which affected the US PGM operations. The most significant change in the law resulted in tax being calculated together on all US entities under common control (greater than 50% voting ownership). This resulted in an increase in the estimated deferred tax rate relating to the US PGM operations and a deferred tax charge of R1,544.7 million (US$107.7 million) during 31 December 2018. With contract changes during 2019, the US PGM operations experienced a shift of its state tax exposure out of New Jersey state resulting in a deferred tax rate adjustment of R1,574.1 million (benefit)

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate
Figures in million - SA rand	2020	2019	2018
Tax on profit before tax at maximum South African statutory company tax rate (28%)	(9,934.3)	364.1	402.3
South African gold mining tax formula rate adjustment	117.7	(192.6)	(53.0)
US statutory tax rate adjustment	550.3	205.4	19.4
Non-deductible amortisation and depreciation	(14.4)	(14.7)	(21.2)
Non-taxable dividend received	21.0	2.1	15.4
Non-deductible finance expense[1]	89.4	(86.3)	(118.2)
Non-deductible share-based payments	(44.2)	(81.3)	(78.9)
Non-deductible (loss)/gain on fair value of financial instruments	(890.3)	(571.1)	136.9
Non-taxable gain on foreign exchange differences	3.1	-	250.3
Non-taxable share of results of equity-accounted investees	475.9	201.9	96.4
Non-taxable reversal of impairments/(non-deductible impairments)	33.5	(21.9)	(123.2)
Non-taxable gain on acquisition	-	308.8	-
Non-deductible transaction costs	(49.5)	(94.4)	(110.0)
Tax adjustment in respect of prior periods	133.1	12.4	51.4
Net other non-taxable income and non-deductible expenditure	257.7	533.5	121.0
Change in estimated deferred tax rate	(54.0)	1,551.0	(1,295.2)
Previously unrecognised deferred tax assets utilised/(not recognised)	4,446.8	(383.9)	(377.2)
Mining and income tax	(4,858.2)	1,733.0	(1,083.8)
Effective tax rate	13.7%	133.3%	(75.4)%

[1] The non-deductible finance expense for 31 December 2020 is presented net after the reversal of an uncertain income tax treatment amounting to R181.5 million. This represents the conclusion on the section 163(j) interest limitation provided for by the US PGM operations under IFRIC 23 Uncertainty over Income Tax Treatments as at 31 December 2019

Schedule of deferred tax

Figures in million - SA rand	Notes	2020	2019	2018
Included in the statement of financial position as follows:
Deferred tax assets		(1,576.4)	(288.9)	(76.9)
Deferred tax liabilities		7,631.0	6,656.8	10,153.2
Net deferred tax liabilities		6,054.6	6,367.9	10,076.3

Reconciliation of the deferred tax balance:
Balance at beginning of the year		6,367.9	10,076.3	8,319.0
Deferred tax recognised in profit or loss	11.2	(516.1)	(3,581.7)	988.5
Deferred tax recognised in other comprehensive income		6.4	-	(22.8)
Deferred tax on acquisition of subsidiaries	16.4	-	-	132.2
Foreign currency translation		196.4	(126.7)	659.4
Balance at end of the year		6,054.6	6,367.9	10,076.3

Schedule of components of net deferred tax liabilities
Figures in million - SA rand	2020	2019	2018
Deferred tax liabilities
Mining assets	11,910.3	9,759.5	11,344.4
Environmental rehabilitation obligation funds	962.2	682.3	507.7
Other	206.7	208.7	284.7
Gross deferred tax liabilities[1]	13,079.2	10,650.5	12,136.8

Deferred tax assets
Environmental rehabilitation obligation	(1,704.0)	(1,109.2)	(989.2)
Occupational healthcare obligation	(274.8)	(333.3)	(302.7)
Other provisions	(1,144.4)	(482.4)	(442.8)
Financial instruments	(426.8)	(1,351.3)	-
Tax losses and unredeemed capital expenditure	(3,436.7)	(990.3)	(304.5)
Share-based payment obligation	(37.9)	(16.1)	(21.3)
Gross deferred tax assets[2,3]	(7,024.6)	(4,282.6)	(2,060.5)

Net deferred tax liabilities	6,054.6	6,367.9	10,076.3

[1] The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2020, amounts to R25,955.0 million (2019: R12,075.0 million and 2018: R7,897.0 million)

[2] Historically, deferred tax assets in WPL and EPL were only recognised to the extent of deferred tax liabilities since it was not considered probable that taxable profit would be available against which the future tax deductions could be utilised. At 31 December 2020, management recognised deferred tax assets on WPL and EPL in excess of deferred tax liabilities for the first time since it became probable that sufficient future taxable profits will be available. In total, net deferred tax assets of R951.0 million was recognised at 31 December 2020. The deferred tax asset recognition is supported by the profit history of WPL and EPL and a positive future taxable profit outlook

[3] The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised in the statement of financial position, amounted to R36,408.0 million (2019: R46,220.2 million and 2018: R27,679.6 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. In Canada, tax losses expire after 20 years

Schedule of tax and royalties receivables and payables

Figures in million - SA rand	Notes	2020	2019	2018
Included in the statement of financial position as follows:
Tax receivable		(148.0)	(355.1)	(483.2)
Tax, carbon tax and royalties payable		796.3	508.9	88.0
Non-current portion of tax, carbon tax and royalties payable		8.6	59.1	-
Current portion of tax, carbon tax and royalties payable		787.7	449.8	88.0
Net tax, carbon tax and royalties payable/(receivable)		648.3	153.8	(395.2)

Reconciliation of the net tax, carbon tax and royalties payable/(receivable) balance:
Balance at beginning of the year		153.8	(395.2)	(147.9)
Royalties, carbon tax and current tax	11.1, 11.2	7,144.5	2,292.6	307.9
Royalties and tax paid		(6,524.6)	(1,818.9)	(542.2)
Royalties paid		(1,706.6)	(411.5)	(234.4)
Tax paid		(4,818.0)	(1,407.4)	(307.8)
Tax payable on acquisition of subsidiaries		-	68.7	4.4
Other		-	18.6	-
Foreign currency translation		(125.4)	(12.0)	(17.4)
Balance at end of the year		648.3	153.8	(395.2)